Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2021
Trade Notes and Accounts Receivable, Net
Schedule of trade notes and accounts receivables, net

	2021		2020
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (p))	Ps.	1,499,335	Ps.	3,327,579
Trade accounts receivable		14,955,334		13,265,351
Loss allowance		(3,361,658)		(4,249,133)
	Ps.	13,093,011	Ps.	12,343,797

Schedule of aging analysis of current trade receivables past due

	2021		2020
1 to 90 days	Ps.	4,367,863	Ps.	3,634,710
91 to 180 days		1,459,188		1,386,243
More than 180 days		2,785,308		4,044,530

Schedule of carrying amount of trade notes and accounts receivable in foreign currencies

	2021		2020
U.S. dollar	Ps.	1,714,490	Ps.	2,905,396
Other currencies		46,255		75,369
At December 31	Ps.	1,760,745	Ps.	2,980,765

Schedule of loss allowance of trade notes and account receivables

	2021		2020
At January 1	Ps.	(4,249,133)	Ps.	(4,846,643)
Provision for credit losses		(1,263,083)		(1,352,432)
Write-off of receivables		2,260,182		1,949,942
Reclassifications		(109,624)		—
At December 31	Ps.	(3,361,658)	Ps.	(4,249,133)